BORROWINGS - Borrowings by Currency (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,693						$ 29,076
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	44,593						27,457
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	25,843						15,037
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	7,481	€ 6,997					7,569	€ 6,672
Brazilian real | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	2,908		R$ 15,171				1,638		R$ 9,138
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	6,033			$ 8,855			985			$ 1,357
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	660				₨ 54,560		760				₨ 56,728
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,136					$ 1,539	1,443					$ 1,824
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 532						$ 25